CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (12,290)	$ (610)	$ (3,368)
Adjustments required to reconcile net loss to net cash used in operating activities:
Revaluation of fair value of warrants to purchase preferred share	(174)	(3,519)	(623)
Depreciation and amortization	92	78	77
Share-based compensation	3,724	312	56
Financial expenses (income), net	(11)	1
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	(563)	(1,545)	514
Increase in trade accounts payable, accruals and other current liabilities	334	1,377	82
Increase in employees and payroll accruals	227	466	148
Increase (decrease) in royalties provision	33	(415)	104
Net cash used in operating activities	(8,628)	(3,855)	(3,010)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	$ (270)	$ (46)	(45)
Restricted cash			(3)
Investment in (proceeds from) short-term bank deposit	$ 4,800		(3,450)
Net cash provided by (used in) investing activities	(5,070)	$ (46)	$ 3,402
CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of short-term loan from bank	1,000
Repayment of short-term loan from bank	(1,000)
Issuance of ordinary shares upon exercise of stock options by employees	16
Exercise of warrants into ordinary shares	29
Issuance of ordinary shares in the Private Placement, net of issuance expenses	11,021
Issuance of ordinary shares in IPO, net of issuance expense	10,947
Net cash provided by financing activities	22,013
Effect of exchange rate changes on cash and cash equivalents	2	$ 1
Net increase (decrease) in cash and cash equivalents	8,317	(3,900)	$ 392
Cash and cash equivalents at the beginning of the year	(1,075)	(4,975)	(4,583)
Cash and cash equivalents at the end of the year	(9,392)	$ (1,075)	$ (4,975)
Supplemental disclosure of non-cash flow information
Reclassification of liability warrants to equity warrants	233
Cashless exercise of warrants to purchase ordinary shares into ordinary shares	45
Conversion of preferred shares into ordinary shares	226
Supplemental disclosure of cash flow information
Cash paid for interest	$ 11